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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Magten Asset Management Corp.
Address: 35 East 21st Street
         New York, New York  10010

Form 13F File Number: 28-3508

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Talton R. Embry
Title:   Managing Director
Phone:   (212) 529-6600

Signature, Place, and Date of Signing:

    /s/ Talton R. Embry   New York, New York   November 15, 1999
    ____________________  ___________________  _________________
         [Signature]         [City, State]       [Date]



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Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-

































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     43

Form 13F Information Table Value Total:     $164,836
                                            [thousands]


List of Other Included Managers:  None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         1         28-                      Talton R. Embry


























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
                                                   Form 13F INFORMATION TABLE
ITEM 1:               ITEM 2:       ITEM 3:     ITEM 4:      ITEM 5:     ITEM 6        ITEM 7      ITEM 8:
NAME OF ISSUER        TITLE OF      CUSIP       FAIR MARKET  SHARES OR   INVESTMENT    OTHER       VOTING AUTHORITY
                      CLASS         NUMBER      VALUE        PRINC. AMT. DISCRETION    MANAGERS    SOLE      SHARES    NONE

ACADIA REALTY TRUST   COMMON STOCK    4239109     770,625      164,400   SHARED-OTHER    1                     74500     89900
ADVANTICA RESTAURANT  COMMON STOCK  00758B109   6,627,543    2,186,406   SHARED-OTHER    1                   1160296   1026110
  GROUP
AIRLEASE LTD L.P      COMMON STOCK    9366105   1,866,494      159,700   SHARED-OTHER    1                     30300    129400
AMERICAN INT'L GROUP  COMMON STOCK   26874107     233,427        2,685   SHARED-OTHER    1                      2685
AMERICAN REAL ESTATE  COMMON STOCK   29169109   1,434,205      168,730   SHARED-OTHER    1                     39630    129100
  PARTNERS, L.P.
ANACOMP INC.          COMMON STOCK   32371106  71,563,784    4,345,429   SHARED-OTHER    1                   3407486    937943
ASSISTED LIVING       CONVERTIBLE   04543LAE9     808,125    1,500,000   SHARED-OTHER    1                    750000    750000
  5.625% CV 5/1/03
ATLANTIC REALTY       COMMON STOCK   48798102   1,561,219      198,250   SHARED-OTHER    1                     68950    129300
  TRUST
BANYAN STRATEGIC      COMMON STOCK  06683M102   5,148,075      992,400   SHARED-OTHER    1                    550900    441500
  REALTY TRUST
BRISTOL-MYERS SQUIBB  COMMON STOCK  110122108     395,550        5,860   SHARED-OTHER    1                      5860
CASE CORP.            COMMON STOCK  14743R103     597,750       12,000   SHARED-OTHER    1                     12000
CENTER TRUST INC.     COMMON STOCK  151845104     983,450       88,400   SHARED-OTHER    1                     88400
COLEMAN CO. INC.      COMMON STOCK  193559101   2,005,450      211,100   SHARED-OTHER    1                    211100
CONOCO INC. CL B      COMMON STOCK  208251405     410,625       15,000   SHARED-OTHER    1                     15000
CORT BUSINESS         COMMON STOCK  220493100     497,188       21,500   SHARED-OTHER    1                     21500
  SERVICES CORP.
CVS CORP              COMMON STOCK  126650100     386,494        9,470   SHARED-OTHER    1                      9470
EGGHEAD.COM INC       COMMON STOCK  282330109     104,020       14,860   SHARED-OTHER    1                     14860
ELDERTRUST            COMMON STOCK  284560109   2,245,175      289,700   SHARED-OTHER    1                    147700    142000
EXXON CORP.           COMMON STOCK  30231G102     212,800        2,800   SHARED-OTHER    1                      2800
FIRST UNION REIT      COMMON STOCK  337400105  23,346,950    4,669,390   SHARED-OTHER    1                   2482490   2186900
FRANCHISE MTG         COMMON STOCK  35181D108     555,038       77,900   SHARED-OTHER    1                     77900
  CORP.
GLIMCHER REALTY       COMMON STOCK  379302102   1,719,906      117,100   SHARED-OTHER    1                     27100     90000
  TRUST W/RIGHTS
HORIZON GROUP         COMMON STOCK  44041U102     742,718      212,205   SHARED-OTHER    1                    179119     33086
  PROPERTIES INC.
JPS INDUSTRIES        COMMON STOCK  46624E405   4,792,562    1,825,738   SHARED-OTHER    1                   1106327    719411
KRANZCO REALTY        COMMON STOCK  5.01E+107   2,028,797      200,375   SHARED-OTHER    1                     25975    174400
  TRUST
LORAL SPACE & COMM.   PREFERRED     G56462149   2,598,375       53,300   SHARED-OTHER    1                     37300     16000
  $3.00 CV PFD
MACC PRIVATE          COMMON STOCK  552617102     175,175       14,300   SHARED-OTHER    1                     14300
  EQUITIES
MELLON BANK           COMMON STOCK  585509102     242,100        7,200   SHARED-OTHER    1                      7200
NALCO CHEMICAL CO.    COMMON STOCK  629853102     909,000       18,000   SHARED-OTHER    1                     18000
NOVACARE INC          CONVERTIBLE   669930AA7  13,991,300   15,460,000   SHARED-OTHER    1                    105100   4950000
  5.5 CV 1/15/00


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OCWEN ASSET           COMMON STOCK  67574M106   1,721,550      399,200   SHARED-OTHER    1                    173700    225500
  INVESTMENT CORP.
OMEGA WORLDWIDE INC.  COMMON STOCK  68210B108     161,294       39,400   SHARED-OTHER    1                     39400
O'SULLIVAN INDUST.    COMMON STOCK  688609106     975,000       65,000   SHARED-OTHER    1                     65000
  HLDGS
PERINI CORP.          PREFERRED     713839306     361,950       25,400   SHARED-OTHER    1                     25400
  2.125 CV PFD
POOL ENERGY SERVICES  COMMON STOCK  732788104   1,797,625       73,000   SHARED-OTHER    1                     73000
  COMPANY
QUADRAMED CORP        CONVERTIBLE   74730WAC5   2,531,250    5,000,000   SHARED-OTHER    1                   5000000
  CONV 5.25% 5/1/05
REPUBLIC NEW YORK     COMMON STOCK  760719104     273,397        4,450   SHARED-OTHER    1                      4450
SAVILLE SYSTEMS       COMMON STOCK  805174109     514,063       35,000   SHARED-OTHER    1                     35000
  IREL-SP ADR
SUN HEALTHCARE        CONVERTIBLE   866933AA2     808,650    8,985,000   SHARED-OTHER    1                   3845000   5140000
  6% CV DEB 3/1/04
SUNBEAM CORP.         CONVERTIBLE   867071AA0   3,613,830   21,902,000   SHARED-OTHER    1                    157520   6150000
  0% SR SUB CV 3/25/18
TELEBRAS SPON ADR     COMMON STOCK  87928R106     292,613        3,825   SHARED-OTHER    1                      3825
  (RCTB 41)
VENTAS INC.           COMMON STOCK  92276F100   1,617,138      340,450   SHARED-OTHER    1                    118550    221900
WYMAN-GORDON CO.      COMMON STOCK  983085101   1,214,688       65,000   SHARED-OTHER    1                     65000

TOTAL                                        $164,836,968
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